Annual Total Returns[BarChart] - PIMCO Diversified Income Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.42%	14.97%	(0.91%)	2.96%	1.25%	10.56%	8.85%	(0.99%)	12.78%	6.39%